SHARE BASED COMPENSATION - Expenses were allocated in operating expenses by function (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 239,506	$ 33,734	¥ 398,008	¥ 302,734
Sales and marketing expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	11,422	1,609	17,452	9,185
General and administrative expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 228,084	$ 32,125	¥ 380,556	¥ 293,549